Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,045,000,000	$ 1,972,000,000
Bank overdrafts and cash pooling	104,000,000	140,000,000
Repurchase agreements	1,824,000,000	1,976,000,000
Accrued expenses and taxes	3,137,000,000	2,927,000,000
Borrowed funds(1)	188,000,000	227,000,000
Senior financing(2)	2,066,000,000	1,905,000,000
Accrued benefit liability	651,000,000	710,000,000
Secured borrowings from mortgage securitization	1,453,000,000	1,355,000,000
Other	685,000,000	775,000,000
Total other liabilities	12,153,000,000	11,987,000,000
Borrowed Funds
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements	1,000,000	(2,000,000)
Net cash flow changes	(40,000,000)	(45,000,000)
Variable Principal Floating Rate Certificate
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements	161,000,000	(129,000,000)
Net cash flow changes	$ 0	$ 0